Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 424,155	$ 276,915
Short-term investments	127,039	146,586
Accounts receivable
Customers and agents, less allowances of $21,337 and $24,455, respectively	341,439	331,452
Roaming	36,557	37,218
Affiliated	621	226
Other, less allowances of $2,200 and $1,361, respectively	63,204	55,123
Inventory	127,056	112,279
Income taxes receivable	74,791	41,397
Prepaid expenses	55,980	53,356
Net deferred income tax asset	31,905	26,757
Other current assets	10,096	10,804
Total current assets	1,292,843	1,092,113
Assets held for sale	49,647
Investments
Licenses	1,470,769	1,452,101
Goodwill	494,737	494,737
Customer lists, net of accumulated amortization of $96,597 and $96,153, respectively	314	759
Investments in unconsolidated entities	138,096	160,847
Notes and interest receivable - long-term	1,921	4,070
Long-term investments	30,057	46,033
Total investments	2,135,894	2,158,547
Property, plant and equipment
In service and under construction	7,008,449	6,340,537
Less: Accumulated depreciation	4,218,147	3,766,015
Property, plant and equipment, net	2,790,302	2,574,522
Other assets and deferred charges	59,290	50,367
Total assets	6,327,976	5,875,549
Current liabilities
Current portion of long-term debt	127	101
Accounts payable
Affiliated	12,183	10,791
Trade	303,779	264,090
Customer deposits and deferred revenues	181,355	146,428
Accrued taxes	34,095	39,299
Accrued compensation	69,551	65,952
Other current liabilities	121,190	121,823
Total current liabilities	722,280	648,484
Liabilities held for sale	1,051
Deferred liabilities and credits
Net deferred income tax liability	799,190	583,444
Other deferred liabilities and credits	248,213	234,855
Long-term debt	880,320	867,941
Commitments and contingencies
Noncontrolling interests with redemption features	1,005	855
U.S. Cellular shareholders' equity
Series A Common and Common Shares	88,074	88,074
Additional paid-in capital	1,387,341	1,368,487
Treasury Shares, at cost	(152,817)	(105,616)
Retained earnings	2,297,363	2,135,507
Total U.S. Cellular shareholders' equity	3,619,961	3,486,452
Noncontrolling interests	55,956	53,518
Total equity	3,675,917	3,539,970
Total liabilities and equity	6,327,976	5,875,549
Series A Common Shares
U.S. Cellular shareholders' equity
Series A Common and Common Shares	33,006	33,006
Common Shares
U.S. Cellular shareholders' equity
Series A Common and Common Shares	$ 55,068	$ 55,068